[Jones Day Letterhead]

May 18, 2018

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street N.E.

Washington, D.C. 20549

Re:	Great Elm Capital Corp.

Post-Effective Amendment No. 1 to the

Registration Statement on Form N-2 (File No. 333-217222)

Ladies and Gentlemen:

On behalf of Great Elm Capital Corp. (the “Company”), we are transmitting for filing with the Securities and Exchange Commission (the “Commission”) via EDGAR Post-Effective Amendment No. 1 (the “Post-Effective Amendment”) to the Registration Statement on Form N-2 (File No. 333-217222) (the “Registration Statement”) in connection with the continuous offering of shares of common stock of the Company by certain selling stockholders identified therein.

The Registration Statement was initially declared effective by the Commission on July 13, 2017. The Post-Effective Amendment reflects updates to the Registration Statement, including financial information for the Company’s last completed fiscal year and quarter.

Please contact the undersigned at (212) 326-3814 if you have any questions concerning this filing. Thank you for your attention to this matter.

Very truly yours,

/s/ Rory T. Hood
Rory T. Hood

cc: Adam M. Kleinman